Borrowings - Schedule of Borrowings (Detail) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 23, 2021	Mar. 22, 2021	Jan. 31, 2020	Aug. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2020	Apr. 30, 2019	Nov. 30, 2018	Jan. 23, 2018
Debt Instrument [Line Items]
Total	$ 50,000,000						$ 50,000,000
Term loan, net
Debt Instrument [Line Items]
Total						$ 50,000,000
Secured borrowing payable
Debt Instrument [Line Items]
Borrower						Opportunity Funding SPE II, LLC	Opportunity Funding SPE II, LLC
Borrowing Capacity	38,500,000					$ 19,176,000	$ 38,500,000
Total	$ 22,443,000					$ 19,176,000	$ 22,443,000		$ 16,025,000
Interest rate	15.00%					15.00%	15.00%
Senior debt
Debt Instrument [Line Items]
Borrowing Capacity	$ 395,000,000					$ 395,000,000	$ 395,000,000
Total	251,578,000					261,687,000	251,578,000		131,726,000
Senior debt | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing Capacity	345,000,000					345,000,000	345,000,000
Total	203,000,000					$ 213,000,000	$ 203,000,000		117,076,000
Senior debt | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC
Debt Instrument [Line Items]
Borrower						Opportunity Funding SPE III, LLC	Opportunity Funding SPE III, LLC
Borrowing Capacity	175,000,000			$ 175,000,000.0		$ 175,000,000	$ 175,000,000						$ 75,000,000.0
Total	119,000,000					$ 123,000,000	$ 119,000,000		59,200,000
Maturity Date						January 2024	January 2024
Senior debt | Revolving Line Of Credit, Maturing January 2024, Opportunity Funding SPE III, LLC | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				6.00%		6.00%	6.00%
Senior debt | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Debt Instrument [Line Items]
Borrower						Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC	Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC
Borrowing Capacity	75,000,000					$ 75,000,000	$ 75,000,000				$ 75,000,000.0
Total	45,900,000					$ 49,500,000	$ 45,900,000		24,222,000
Maturity Date						April 2024	April 2024
Senior debt | Revolving Line Of Credit, Maturing October 2023, Opportunity Funding SPE V, LLC; Opportunity Funding SPE VII, LLC | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate						7.25%	7.25%
Senior debt | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC
Debt Instrument [Line Items]
Borrower						Opportunity Funding SPE VI, LLC	Opportunity Funding SPE VI, LLC
Borrowing Capacity	50,000,000					$ 50,000,000	$ 50,000,000				$ 50,000,000.0
Total	30,600,000					$ 33,000,000	$ 30,600,000		16,148,000
Maturity Date						April 2023	April 2023
Senior debt | Revolving Line Of Credit, Maturing April 2023, Opportunity Funding SPE VI, LLC | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate						7.25%	7.25%
Senior debt | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Debt Instrument [Line Items]
Borrower						Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC	Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC
Borrowing Capacity	45,000,000				$ 25,000,000.0	$ 45,000,000	$ 45,000,000	$ 45,000,000.0
Total	$ 7,500,000					$ 7,500,000	$ 7,500,000		12,506,000
Maturity Date						February 2024	February 2024
Senior debt | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	3.85%				4.25%	3.85%	3.85%
Senior debt | Revolving Line Of Credit, Maturing February 2024, Opportunity Funding SPE IV, LLC; SalaryTap Funding SPE, LLC | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate						0.11%
Senior debt | Term loan, net
Debt Instrument [Line Items]
Borrower						OppFi-LLC	OppFi-LLC
Borrowing Capacity	$ 50,000,000					$ 50,000,000	$ 50,000,000			$ 50,000,000.0		$ 25,000,000.0
Total	$ 48,578,000					$ 48,687,000	$ 48,578,000		$ 14,650,000
Maturity Date						March 2025	March 2025
Senior debt | Term loan, net | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		10.00%	14.00%			10.00%	10.00%